INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
NOTE 12. INCOME TAXES

No income taxes were recorded in the periods presented since the Company had taxable losses in these periods.

The provision for (benefit from) income taxes differs from the amount computed by applying the statutory United States federal income tax rate of 21% for the periods presented to income (loss) before income taxes. The sources of the difference are as follows:

	Six months ended June 30,
	2019	2018
Expected tax at 21%	$(369,992)	$(163,413)
Nondeductible stock-based compensation	162,897	-
Nondeductible expense (nontaxable income) from derivative liability	-	(85,228)
Nondeductible amortization of debt discount	-	21,359
Increase (decrease) in valuation allowance	207,095	227,282

Income tax provision	$-	$-

Significant components of the Company’s deferred income tax assets are as follows:

	June 30, 2019	December 31, 2018

Net operating loss carry forward	$3,965,503	$3,758,408

Less valuation allowance	(3,965,503)	(3,758,408)

Deferred income tax assets - net	$-	$-

Based on management’s present assessment, the Company has not yet determined that a deferred tax asset attributable to the future utilization of the net operating loss carryforward as of June 30, 2019 will be realized. Accordingly, the Company has maintained a 100% valuation allowance against the deferred tax asset in the financial statements at June 30, 2019. The Company will continue to review this valuation allowance and make adjustments as appropriate.

Current United States income tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited.

All tax years remain subject to examination by major taxing jurisdictions.

No income taxes were recorded in the years ended December 31, 2018 and 2017 since the Company had taxable losses in these periods.

The provision for (benefit from) income taxes differs from the amount computed by applying the statutory United States federal income tax rate (21% in 2018; 35% in 2017) for the periods presented to income (loss) before income taxes. The sources of the difference are as follows:

	Year ended December 31, 2018	Year ended December 31, 2017

Expected tax at 21% and 35%	$(1,018,630)	$1,485,009

Nondeductible expense (nontaxable income) from derivative liability	232,463	(2,600,493)

Nondeductible amortization of debt discount	22,648	-
Nondeductible loss on conversion of debt	282,221	1,112,304
Remeasurement of deferred income tax assets from 35% to 21% (a)	-	2,184,740

Increase (decrease) in valuation allowance	481,298	(2,181,560)

Income tax provision	$-	$-

(a) As a result of the Tax Cuts and Jobs Act enacted on December 22, 2017, the United States corporate income tax rate became 21% effective January 1, 2018. Accordingly, we reduced our deferred income tax asset relating to our net operating loss carryforward (and the valuation allowance thereon) by $2,184,740 from $5,461,850 to $3,277,110 as of December 31, 2017.

Significant components of the Company's deferred income tax assets are as follows:

	December 31, 2018	December 31, 2017

Net operating loss carryforward	$3,758,408	$3,277,110

Less valuation allowance	(3,758,408)	(3,277,110)

Deferred income tax assets - net	$-	$-

Based on management’s present assessment, the Company has not yet determined that a deferred tax asset attributable to the future utilization of the net operating loss carryforward as of December 31, 2018 will be realized. Accordingly, the Company has maintained a 100% valuation allowance against the deferred tax asset in the financial statements at December 31, 2018. The Company will continue to review this valuation allowance and make adjustments as appropriate.

Current United States income tax laws limit the amount of loss available to be offset against future taxable income when a substantial change in ownership occurs. Therefore, the amount available to offset future taxable income may be limited.

All tax years remain subject to examination by major taxing jurisdictions.